4. DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
4. DISCONTINUED OPERATIONS

NOTE 4. DISCONTINUED OPERATIONS

        On January 28, 2014, the Company entered into a binding letter of intent to sell the common stock of Media Depot, Inc., the Company's then media business subsidiary, and certain related media assets of the Company to Michael D. Parnell, the Company's former Chief Executive Officer, National Accounts Director and a Director of the Company. On May 12, 2014, the Company completed the sale of the media business to an affiliate of Mr. Parnell effective January 1, 2014. See Note 10 for more detail regarding the sale of the media business. As a result of the completed sale, the financials of the media business have been excluded from the unaudited financial statements for the quarter ended September 30, 2014.

        The Company has identified the assets and liabilities attributed to the media business. Assets and liabilities as of December 31, 2013 attributed to the business are as follows:

Assets from discontinued operations

December 31, 2013
Accounts receivable, net	$98,374
Equipment, net	13,145

Total assets from discontinued operations	$111,519

Liabilities from discontinued operations

December 31, 2013
Accounts payable and accrued expenses	$180,178
Deferred revenue	521

Total liabilities from discontinued operations	$180,699

        Income (loss) attributed to the media business for the nine month period ended September 30, 2014 and 2013 were as follows:

Income from discontinued operations

	Nine Months Ended,
	September 30, 2014	September 30, 2013
Revenues from discontinued operations	$—	$1,429,929
Cost of revenues	—	(814,335)
Selling, general and administrative expenses	—	(512,127)
Other income (expense)	—	225
Gain on disposal of discontinued operations	1,230	—

Income from discontinued operations before taxes	1,230	103,692
Income tax expense	—	—
Income from discontinued operations	$1,230	$103,692

        The Company does not believe there is an effect of income taxes on discontinued operations. Due to ongoing operating losses, the uncertainty of future profitability and limitations on the utilization of net operating loss carry-forwards under Internal Revenue Code Section 382, a valuation allowance has been recorded to fully offset the Company's deferred tax asset.

NOTE 4. DISCONTINUED OPERATIONS

        The Company's media business operated at a loss in each of the calendar years ended December 31, 2013 and 2012, before taxes. The amount of the pre-tax loss was $57,942 in 2013 and $186,788 in 2012 and. For that reason management has determined to exit the advertising business and focus on the more promising rare earths business. On January 11, 2014, the Company entered into a binding letter of intent to sell the common stock of Media Depot, Inc. and certain related media assets of the Company to Michael D. Parnell, the former Chief Executive Officer and Director of the Company. Negotiations are proceeding to finalize definitive documents for the sale of the media business to an affiliate of Mr. Parnell effective January 1, 2014. The Company expects to close this transaction during the second quarter of 2014. As a result of this decision and the impending sale, the media business has been treated for accounting purposes as "discontinued operations."

        The Company has identified assets and liabilities attributed to the co-op advertising business and have been identified as such. Assets and liabilities as of December 31, 2013 and 2012 attributed to the co-op advertising business are as follows:

Assets from discontinued operations

	December 31,
	2013	2012
Cash	$—	$—
Accounts receivable, net	98,374	189,544
Equipment, net	13,145	24,993

Total assets from discontinued operations	$111,519	$214,537

Liabilities from discontinued operations

	December 31,
	2013	2012
Accounts payable and accrued expenses	$180,699	$275,849

Total liabilities from discontinued operations	$180,699	$275,849

        Income (loss) for attributed to the co-op advertising business for the years ended December 31, 2013 and 2012 was as follows:

Loss from discontinued operations

	Years Ended December 31,
	2013	2012
Revenues from discontinued operations	$1,907,903	$2,081,334
Cost of goods sold	(1,727,534)	(1,706,735)
Selling, general and administrative expenses	(237,298)	(562,263)
Interest income / (expense)	(727)	176
Other income (expense)	(286)	700

Loss from discontinued operations before taxes	(57,942)	(186,788)
Income tax expense	—	—

Loss from discontinued operations	$(57,942)	$(186,788)

        The Company does not believe there is an effect of income taxes on discontinued operations. Due to ongoing operating losses, the uncertainty of future profitability and limitations on the utilization of net operating loss carry-forwards under IRC Section 382 a valuation allowance has been recorded to fully offset the Company's deferred tax asset.